CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 16,553,930	$ 2,400,094	¥ 16,635,645	¥ 13,563,954
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB 93,178, RMB 142,325 and RMB 129,173 for the years ended December 31, 2020, 2021 and 2022, respectively)	2,373,458	344,119	2,252,157	1,600,564
Funding costs	504,448	73,138	337,426	595,623
Sales and marketing (including expenses charged by related parties of RMB 40,030, RMB 367,320 and RMB 406,096 for the years ended December 31, 2020, 2021 and 2022, respectively)	2,206,948	319,977	2,090,374	1,079,494
General and administrative (including expenses charged by related parties of RMB 10,673, RMB 13,409 and RMB 16,937 for the years ended December 31, 2020, 2021 and 2022, respectively)	412,794	59,850	557,295	455,952
Provision for loans receivable	1,580,306	229,123	965,419	698,701
Provision for financial assets receivable (including provision generated from related parties of RMB 26,337, RMB 807 and RMB 2,662 for the years ended December 31, 2020, 2021 and 2022, respectively)	397,951	57,697	243,946	312,058
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB 75,070, RMB 124,095 and RMB 14,123 for the years ended December 31, 2020, 2021 and 2022, respectively)	238,065	34,516	324,605	237,277
Provision for contingent liabilities	4,367,776	633,268	3,078,224	4,794,127
Total operating costs and expenses	12,081,746	1,751,688	9,849,446	9,773,796
Income from operations	4,472,184	648,406	6,786,199	3,790,158
Interest income, net	182,301	26,431	126,256	77,169
Foreign exchange gain (loss)	(160,225)	(23,230)	35,549	101,534
Investment income (loss)	(19,888)	(2,883)	10,115
Other income, net	268,000	38,856	64,590	112,884
Income before income tax expense	4,742,372	687,580	7,022,709	4,081,745
Income tax expense	(736,804)	(106,827)	(1,258,196)	(586,036)
Net income	4,005,568	580,753	5,764,513	3,495,709
Net loss attributable to non-controlling interests	18,605	2,697	17,212	897
Net income attributable to ordinary shareholders of the Company	¥ 4,024,173	$ 583,450	¥ 5,781,725	¥ 3,496,606
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)	¥ 12.87	$ 1.87	¥ 18.82	¥ 11.72
Diluted (Per share) | (per share)	¥ 12.50	$ 1.81	¥ 17.99	¥ 11.40
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	312,589,273	312,589,273	307,265,600	298,222,207
Diluted (in shares)	322,018,510	322,018,510	321,397,753	306,665,099
ADS
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)	¥ 25.74	$ 3.74	¥ 37.64	¥ 23.44
Diluted (Per share) | (per share)	¥ 25.00	$ 3.62	¥ 35.98	¥ 22.80
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 11,586,251	$ 1,679,849	¥ 10,189,167	¥ 11,403,675
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,086,414	302,502	2,326,027	4,596,555
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	3,487,951	505,705	2,184,128	2,184,180
Revenue from releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	5,899,153	855,297	5,583,135	4,506,935
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	112,733	16,345	95,877	116,005
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,967,679	720,245	6,446,478	2,160,279
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,124,726	598,029	5,677,941	1,826,654
Referral service fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	561,372	81,391	620,317	265,300
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 281,581	$ 40,825	¥ 148,220	¥ 68,325